Prepaid expenses (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Prepaid expense and other assets	$ 65,404	$ 102,895
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Prepaid rent		$ 1,604